10-Q INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax provision	$ 1,173,513	$ (656,467)	$ 1,468,535	$ 889,943
Effective tax rate percentage	1151.00%	(9.40%)	14.00%	2.70%